Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
October 31, 2020
VTF-QTLY-1220
1.9897887.100

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.4%
	Shares	Value
COMMUNICATION SERVICES – 11.8%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	2,805	$ 159,857
Entertainment – 0.2%
Lions Gate Entertainment Corp. Class B (a)	4,648	29,143
Interactive Media & Services – 3.2%
Alphabet, Inc. Class A (a)	189	305,445
Facebook, Inc. Class A (a)	548	144,184
		449,629
Media – 5.8%
Comcast Corp. Class A	11,703	494,335
Fox Corp. Class A	1,934	51,290
The Interpublic Group of Cos., Inc.	10,482	189,619
WPP PLC ADR	1,882	75,186
		810,430
Wireless Telecommunication Services – 1.4%
T-Mobile US, Inc. (a)	1,798	197,007
TOTAL COMMUNICATION SERVICES		1,646,066
CONSUMER DISCRETIONARY – 9.0%
Auto Components – 0.9%
Lear Corp.	1,021	123,347
Household Durables – 0.9%
Newell Brands, Inc.	2,486	43,903
Whirlpool Corp.	484	89,521
		133,424
Multiline Retail – 1.1%
Dollar General Corp.	761	158,828
Specialty Retail – 4.1%
Best Buy Co., Inc.	1,874	209,045
Dick's Sporting Goods, Inc.	1,503	85,145
Lowe's Cos., Inc.	1,481	234,146
Williams-Sonoma, Inc.	406	37,031
		565,367
Textiles, Apparel & Luxury Goods – 2.0%
PVH Corp.	2,893	168,633
Tapestry, Inc.	4,748	105,548
		274,181
TOTAL CONSUMER DISCRETIONARY		1,255,147
CONSUMER STAPLES – 8.4%
Food & Staples Retailing – 3.4%
Performance Food Group Co. (a)	1,494	50,213
Sysco Corp.	1,643	90,874
The Kroger Co.	5,335	171,840
US Foods Holding Corp. (a)	7,935	165,842
		478,769
Food Products – 1.8%
Mondelez International, Inc. Class A	3,912	207,806

	Shares	Value

Tyson Foods, Inc. Class A	723	$ 41,377
		249,183
Household Products – 2.4%
The Procter & Gamble Co.	2,409	330,274
Tobacco – 0.8%
Altria Group, Inc.	3,024	109,106
TOTAL CONSUMER STAPLES		1,167,332
ENERGY – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Cabot Oil & Gas Corp.	6,596	117,343
FINANCIALS – 19.0%
Banks – 4.9%
Bank of America Corp.	11,335	268,640
CIT Group, Inc.	1,000	29,450
Cullen/Frost Bankers, Inc.	541	38,016
JPMorgan Chase & Co.	1,958	191,962
M&T Bank Corp.	845	87,525
The PNC Financial Services Group, Inc.	290	32,445
Truist Financial Corp.	934	39,340
		687,378
Capital Markets – 1.5%
Affiliated Managers Group, Inc.	1,003	75,596
BlackRock, Inc.	100	59,921
Invesco Ltd.	1,878	24,621
State Street Corp.	701	41,289
		201,427
Consumer Finance – 3.5%
Capital One Financial Corp.	2,747	200,751
Discover Financial Services	4,369	284,028
		484,779
Diversified Financial Services – 4.9%
Berkshire Hathaway, Inc. Class B (a)	3,400	686,460
Insurance – 3.6%
American International Group, Inc.	2,102	66,192
Chubb Ltd.	1,398	181,614
MetLife, Inc.	106	4,012
The Allstate Corp.	487	43,221
The Travelers Cos., Inc.	1,671	201,707
		496,746
Thrifts & Mortgage Finance – 0.6%
Essent Group Ltd.	1,371	54,635
MGIC Investment Corp.	2,955	29,727
		84,362
TOTAL FINANCIALS		2,641,152
HEALTH CARE – 17.3%
Biotechnology – 3.7%
Alexion Pharmaceuticals, Inc. (a)	1,235	142,198
Amgen, Inc.	1,016	220,411

2

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. (a)	285	$ 154,915
		517,524
Health Care Providers & Services – 10.1%
Anthem, Inc.	651	177,593
Centene Corp. (a)	5,596	330,724
Cigna Corp.	2,003	334,441
CVS Health Corp.	2,895	162,380
Humana, Inc.	168	67,079
UnitedHealth Group, Inc.	1,089	332,297
		1,404,514
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	5,702	333,282
Sanofi ADR	3,307	149,807
		483,089
TOTAL HEALTH CARE		2,405,127
INDUSTRIALS – 9.1%
Aerospace & Defense – 0.5%
Raytheon Technologies Corp.	1,253	68,063
Air Freight & Logistics – 0.3%
XPO Logistics, Inc. (a)	462	41,580
Building Products – 2.2%
Carrier Global Corp.	1,484	49,551
Owens Corning	1,859	121,708
Trane Technologies PLC	981	130,228
		301,487
Electrical Equipment – 0.9%
Regal-Beloit Corp.	1,318	130,021
Machinery – 3.6%
ITT, Inc.	1,298	78,542
Oshkosh Corp.	2,131	143,544
Otis Worldwide Corp.	1,468	89,959
Pentair PLC	1,730	86,085
Stanley Black & Decker, Inc.	622	103,376
		501,506
Trading Companies & Distributors – 1.6%
HD Supply Holdings, Inc. (a)	4,000	159,440
United Rentals, Inc. (a)	345	61,510
		220,950
TOTAL INDUSTRIALS		1,263,607
INFORMATION TECHNOLOGY – 7.2%
Communications Equipment – 2.1%
Cisco Systems, Inc.	8,226	295,313
Electronic Equipment, Instruments & Components – 1.6%
TE Connectivity Ltd.	2,312	223,987
IT Services – 1.8%
Amdocs Ltd.	1,465	82,597

	Shares	Value

Cognizant Technology Solutions Corp. Class A	2,263	$ 161,623
		244,220
Semiconductors & Semiconductor Equipment – 1.2%
Broadcom, Inc.	58	20,279
NXP Semiconductors N.V.	880	118,906
ON Semiconductor Corp. (a)	972	24,387
		163,572
Software – 0.5%
NortonLifelock, Inc.	3,375	69,424
TOTAL INFORMATION TECHNOLOGY		996,516
MATERIALS – 3.6%
Chemicals – 1.8%
Albemarle Corp.	996	92,837
DuPont de Nemours, Inc.	2,599	147,831
		240,668
Metals & Mining – 1.8%
BHP Group Ltd. ADR	309	14,866
Newmont Corp.	3,777	237,347
		252,213
TOTAL MATERIALS		492,881
REAL ESTATE – 2.5%
Equity Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group, Inc.	1,126	70,724
Real Estate Management & Development – 2.0%
CBRE Group, Inc. Class A (a)	5,506	277,502
TOTAL REAL ESTATE		348,226
UTILITIES – 9.7%
Electric Utilities – 6.7%
Duke Energy Corp.	340	31,317
Evergy, Inc.	2,944	162,509
Exelon Corp.	5,519	220,153
PG&E Corp. (a)	16,998	162,501
Portland General Electric Co.	494	19,414
PPL Corp.	1,188	32,670
The Southern Co.	5,394	309,885
		938,449
Gas Utilities – 0.8%
Atmos Energy Corp.	1,225	112,296
Independent Power and Renewable Electricity Producers – 0.7%
Vistra Corp.	5,526	95,987
Multi-Utilities – 1.5%
Dominion Energy, Inc.	2,146	172,409

3

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc.	1,408	$ 32,342
		204,751
TOTAL UTILITIES		1,351,483
TOTAL COMMON STOCKS (Cost $13,660,477)		13,684,880
Money Market Fund – 1.6%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $214,765)	214,765	214,765
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $13,875,242)		13,899,645
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,508
NET ASSETS – 100.0%		$ 13,901,153

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5